THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                            PORTFOLIO OF INVESTMENTS

                               September 30, 1996
                                  (Unaudited)

                                                                      Value
                                                       Shares        (note 1)
                                                     ----------     ----------
COMMON STOCKS - 91.73%

     Biopharmaceuticals - 1.88 %
         (a)    Amgen, Inc.                                800        $50,500
                                                                    ----------

     Chemicals - 1.69%
                Hanna (M.A.) Company                     1,975         45,177
                                                                    ----------

     Commercial Services - 3.51%
                Equifax, Inc.                            3,550         94,074
                                                                    ----------

     Computers -  5.82%
         (a)    Bay Networks                             2,200         59,950
                EMC Corporation                          2,950         66,744
                Hewlett-Packard Company                    600         29,171
                                                                    ----------
                                                                      155,865
                                                                    ----------
     Computer Software & Services -  9.81 %
         (a)    Cisco Systems, Inc.                      1,400         86,800
         (a)    Microsoft Corporation                      300         39,563
         (a)    Oracle Corporation                       1,325         56,395
         (a)    Sterling Software, Inc.                  1,050         80,194
                                                                    ----------
                                                                      262,952
                                                                    ----------
     Electrical Equipment -  2.09%
         (a)    Vishay Intertechnology, Inc.             2,403         55,869
                                                                    ----------

     Electronics -  5.62%
                Belden, Inc.                               300          8,700
                Motorola, Inc.                             900         46,463
         (a)    Solectron Corporation                    1,950         95,550
                                                                    ----------
                                                                      150,713
                                                                    ----------
     Entertainment - 3.13%
                Carnival Corporation                     2,710         84,009
                                                                    ----------

     Financial - Banks, Money Center -  2.90%
                Chase Manhattan Corporation                970         77,599
                                                                    ----------

     Financial - Savings/Loans/Thrift - 2.45%
         (a)    Glendale Federal Bank FSB                3,700         65,674
                                                                    ----------

     Financial Services - 6.35%
                Green Tree Financial Corporation         2,350         92,238
                T. Rowe Price Associates                 2,400         78,000
                                                                    ----------
                                                                      170,238
                                                                    ----------
     Household Products & Housewares -  2.51%
                Newell Company                           2,250         67,219
                                                                    ----------


                                                                    (Continued)

                    THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                            PORTFOLIO OF INVESTMENTS

                               September 30, 1996
                                  (Unaudited)

                                                                       Value
                                                         Shares       (note 1)
                                                        -------     -----------
COMMON STOCKS - (Continued)

     Insurance - Life & Health -  2.92%
                AFLAC, Inc.                              2,162         $78,373
                                                                    -----------

     Medical - Hospital Management & Service - 3.11%
         (a)    Health Care and Retirement Corporation   2,050          48,688
                Manor Care, Inc.                           900          34,538
                                                                    -----------
                                                                        83,226
                                                                    -----------
     Mining - 1.26%
                Minerals Technologies, Inc.                900          33,638
                                                                    -----------

     Miscellaneous - Manufacturing -  2.48%
                Pall Corporation                         2,350          66,388
                                                                    -----------

     Pharmaceuticals - 5.24%
                Cardinal Health, Inc.                    1,050          86,756
         (a)    R.P. Scherer Corporation                 1,100          53,625
                                                                    -----------
                                                                       140,381
                                                                    -----------
     Real Estate - 1.75%
                The Rouse Company                        1,800          46,800
                                                                    -----------

     Real Estate Investment Trust - 4.42%
                General Growth Properties                2,250          56,250
                Post Properties, Inc.                    1,700          62,263
                                                                    -----------
                                                                       118,513
                                                                    -----------
     Restaurants & Food Service - 6.06%
         (a)    Cheesecake Factory (The)                 3,200          73,600
                Cracker Barrel Old Country Store, Inc.   3,900          88,725
                                                                    -----------
                                                                       162,325
                                                                    -----------
     Retail - Apparel - 1.70%
                Nordstrom, Inc.                          1,200          45,600
                                                                    -----------

     Retail - Department Stores -  2.85%
                Dollar General Corporation               2,437          76,461
                                                                    -----------

     Retail - Drug Stores - 2.30%
         (a)    Revco D.S., Inc.                         2,100          61,688
                                                                    -----------

     Retail - Specialty Line -  5.80%
         (a)    AutoZone, Inc.                           3,200          93,200
                Home Depot, Inc.                         1,100          62,563
                                                                    -----------
                                                                       155,763
                                                                    -----------
     Telecommunications Equipment - 1.50%
         (a)    DSC Communications Corporation           1,600          40,300
                                                                    -----------


                                                                    (Continued)

                    THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                            PORTFOLIO OF INVESTMENTS

                               September 30, 1996
                                  (Unaudited)

                                                                       Value
                                                   Shares            (note 1)
                                                 ----------          -----------
COMMON STOCKS - (Continued)

     Utilities - Gas -  2.58%
                MCN Corporation                      2,550              $69,169
                                                                     -----------

    Total Common Stocks (Cost $1,973,683)                             2,458,514
                                                                     -----------

                                                 Principal
                                                  Amount
                                                 ----------
REPURCHASE AGREEMENT (b) - 8.42%
                Wachovia Bank                     $225,540              225,540
                                                                     -----------
                5.75%, due October 1, 1996
                (Cost $225,540)

Total Value of Investments (Cost $2,199,223 (c))           100.15%    2,684,054
Liabilities In Excess of Other Assets                       (0.15)%      (4,123)
                                                           -------   -----------
         Net Assets                                        100.00%   $2,679,931
                                                           =======   ===========

         (a)    Non-income producing investment.

         (b) The repurchase agreement is fully collateralized by U. S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other funds administered by The Nottingham Company.

         (c) Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

                Unrealized appreciation                        $512,406
                Unrealized depreciation                         (27,575)
                                                            -------------

                              Net unrealized appreciation      $484,831
                                                            =============

See accompanying notes to financial statements

                    THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                               September 30, 1996
                                  (Unaudited)

ASSETS
   Investments, at value (cost $2,199,223)                               $2,684,054
   Cash                                                                      14,921
   Interest receivable                                                        1,117
   Dividends receivable                                                       1,309
   Receivable for investments sold                                            6,301
   Reserve premium                                                            1,487
   Prepaid expenses                                                           8,686
   Due from advisor (note 2)                                                  3,496
                                                                         ----------
      Total assets                                                        2,721,371
                                                                         ----------
LIABILITIES
   Accrued expenses                                                             358
   Payable for investment purchases                                          37,906
   Distributions payable                                                      3,176
                                                                         ----------
      Total liabilities                                                      41,440
                                                                         ----------
NET ASSETS
   (applicable to 159,001 Institutional Class shares outstanding;
   unlimited shares of no par value beneficial interest authorized)      $2,679,931
                                                                         ==========
NET ASSET VALUE AND REPURCHASE PRICE PER INSTITUTIONAL CLASS SHARE
   ($2,679,931 net assets (divided by) 159,001 shares)                       $16.85
                                                                         ==========
NET ASSETS CONSIST OF
   Paid-in capital                                                       $2,054,223
   Undistributed net investment income                                          187
   Undistributed net realized gain on investments                           140,690
   Net unrealized appreciation on investments                               484,831
                                                                         ----------
                                                                         $2,679,931
                                                                         ==========

See accompanying notes to financial statements

                    THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                            STATEMENT OF OPERATIONS

                        Period ended September 30, 1996
                                  (Unaudited)

INVESTMENT INCOME

         Income
                Dividends                                                        $10,429
                Interest                                                           6,868
                                                                                ---------

                       Total income                                               17,297
                                                                                ---------

         Expenses
                Fund accounting fees (note 2)                                     10,528
                Investment advisory fees (note 2)                                  7,596
                Professional fees                                                  5,404
                Fund administration fees (note 2)                                  2,922
                Custody fees                                                       2,624
                Registration and filing administration fees                        2,190
                Other fees                                                         2,072
                Securities pricing fees                                            1,647
                Shareholder recordkeeping fees                                       289
                Trustee fees and meeting expenses                                  2,816
                Registration and filing expenses                                   2,708
                Other operating expenses                                           2,057
                Shareholder servicing expenses                                     1,706
                Printing expenses                                                    458
                                                                                ---------

                       Total expenses                                             45,017
                                                                                ---------

                       Less:
                              Expense reimbursements (note 2)                    (23,405)
                              Investment advisory fees waived (note 2)            (7,596)
                                                                                ---------

                       Net expenses                                               14,016
                                                                                ---------

                              Net investment income                                3,281
                                                                                ---------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

         Net realized gain from investment transactions                           13,977
         Increase in unrealized appreciation on investments                      145,440
                                                                                ---------

                Net realized and unrealized gain on investments                  159,417
                                                                                ---------

                       Net increase in net assets resulting from operations     $162,698
                                                                                =========

See accompanying notes to financial statements

                    THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                      STATEMENTS OF CHANGES IN NET ASSETS
                                  (Unaudited)

                                                                      Period ended    Year ended
                                                                      September 30,    March 31,
                                                                           1996          1996
                                                                      -------------   -----------
INCREASE IN NET ASSETS

      Operations
             Net investment income                                    $    3,281      $       82
             Net realized gain from investment transactions               13,977         162,208
Increase in unrealized appreciation on investments                       145,440         224,377
                                                                     ------------     -----------

Net increase in net assets resulting from operations                     162,698         386,667
                                                                     ------------     -----------

Distributions to shareholders from
Net investment income                                                     (3,176)         (3,170)
Net realized gain from investment transactions                                 0         (29,243)
                                                                     ------------     -----------

Decrease in net assets resulting from distributions                       (3,176)        (29,243)
                                                                     ------------     -----------

Capital share transactions
Increase in net assets resulting from
  capital share transactions (a)                                         554,547         478,418
                                                                     ------------     -----------

Total increase in net assets                                             714,069         835,842

NET ASSETS

Beginning of period                                                    1,965,862       1,130,020
                                                                      -----------     -----------
End of period (including undistributed net
investment income of $187 as of September
30, 1996 and $82 as of March 31, 1996)                                $2,679,931      $1,965,862
                                                                      ===========     ===========

(a) A summary of capital share activity follows:

                                    Period ended            Year ended
                                  September 30, 1996      March 31, 1996
                                  Shares       Value     Shares     Value
                                  ------       -----     ------     -----
Shares sold                       41,770     $672,430    35,834   $522,232
Shares issued for reinvestment
   of distributions                  187        3,157     1,789     26,306
                                  ------     --------    ------   --------
                                  41,957      675,587    37,623    548,538

Shares redeemed                   (7,320)    (120,040)   (4,695)    (70,120)
                                  ------     --------    ------    --------
      Net increase                34,637     $554,547    32,928    $478,418
                                  ======     ========    ======    ========

See accompanying notes to financial statements

                    THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                              FINANCIAL HIGHLIGHTS

                 (For a Share Outstanding Throughout the Period)
                                  (Unaudited)

                                                                                                                       For the
                                                                                                                     period from
                                                                                                                    August 4, 1992
                                                                                                                    (commencement
                                                            Period ended     Year ended   Year ended  Year ended   of operations)
                                                            September 30,     March 31,    March 31,   March 31,     to March 31,
                                                                1996            1996         1995         1994           1993
                                                             -----------    ------------ ------------  -----------   ------------
Net asset value, beginning of period                             $15.81          $12.36       $11.48      $11.05         $10.00

      Income from investment operations
           Net investment income (loss)                            0.02            0.00         0.00       (0.02)         (0.02)
           Net realized and unrealized gain on investments         1.04            3.72         1.01        0.52           1.07
                                                             -----------    ------------ ------------  ----------     ----------

                  Total from investment operations                 1.06            3.72         1.01        0.50           1.05
                                                             -----------    ------------ ------------  ----------     ----------

      Distributions to shareholders from
           Net investment income                                  (0.02)           0.00         0.00        0.00           0.00
           Net realized gain from investment transactions          0.00           (0.27)       (0.13)      (0.07)          0.00
                                                             -----------    ------------ ------------  ----------     ----------

                  Total distributions                             (0.02)          (0.27)       (0.13)      (0.07)          0.00
                                                             -----------    ------------ ------------  ----------     ----------

Net asset value, end of period                                   $16.85          $15.81       $12.36      $11.48         $11.05
                                                             ===========    ============ ============  ==========     ==========


Total return                                                       6.70%          30.25%        8.90%       4.51%         10.51%
                                                             ===========    ============ ============  ==========     ==========

Ratios/supplemental data

      Net assets, end of period                              $2,679,931      $1,965,862   $1,130,020    $717,896       $263,814
                                                             ===========    ============ ============  ==========     ==========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees           3.85%(a)        5.58%        8.32%      11.86%         17.97%(a)
           After expense reimbursements and waived fees            1.20%(a)        1.56%        2.00%       2.00%          1.91%(a)

      Ratio of net investment income (loss) to average
        net assets
           Before expense reimbursements and waived fees          (2.37)%(a)      (4.02)%      (6.41)%    (10.19)%       (16.47)%(a)
           After expense reimbursements and waived fees            0.28%(a)        0.01%       (0.11)%     (0.36)%        (0.51)%(a)

      Portfolio turnover rate                                     12.57%          48.06%        7.29%      48.05%          3.26%

(a) Annualized.

See accompanying notes to financial statements

                    THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                         NOTES TO FINANCIAL STATEMENTS

                               September 30, 1996
                                  (Unaudited)


NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

              The Brown Capital Management Equity Fund (the "Fund") is a diversified series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"). The Trust, an open-end investment company, was organized on October 18, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The Fund began operations on August 4, 1992.

              Pursuant to a plan approved by the Board of Trustees of the Trust, the existing single class of shares of the Fund was redesignated as the Institutional Class shares of the Fund on June 15, 1995, and an additional class of shares, the Investor Class shares, was authorized. To date, only Institutional Class shares have been issued by the Fund. The Institutional Class shares are sold without a sales charge and bear no distribution and service fees. The Investor Class shares will be sold subject to a maximum sales charge of 3.50% and will bear distribution and service fees which may not exceed 0.50% of the Investor Class shares' average net assets annually. The following is a summary of significant accounting policies followed by the Fund.

              A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

              B. Federal Income Taxes - No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

              C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

              D. Distributions to Shareholders - The Fund generally declares dividends quarterly, payable in March, June, September and December, on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

              E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

              F. Repurchase Agreements - The Fund may acquire U. S. Government Securities or corporate debt securities subject to repurchase agreements. A repurchase agreement transaction occurs

                                                                    (Continued)

                    THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 1996
                                   (Unaudited)


              when the Fund acquires a security and simultaneously resells it to the vendor (normally a member bank of the Federal Reserve or a registered Government Securities dealer) for delivery on an agreed upon future date. The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate earned by the Fund effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale typically will occur within one to five days of the purchase. The Fund will not enter into a repurchase agreement which will cause more than 10% of its net assets to be invested in repurchase agreements which extend beyond seven days. In the event of bankruptcy of the other party to a repurchase agreement, the Fund could experience delays in recovering its cash or the securities lent. To the extent that in the interim the value of the securities purchased may have declined, the Fund could experience a loss. In all cases, the creditworthiness of the other party to a transaction is reviewed and found satisfactory by the Advisor. Repurchase agreements are, in effect, loans of Fund assets. The Fund will not engage in reverse repurchase transactions, which are considered to be borrowings under the Investment Company Act of 1940, as amended.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

              Pursuant to an investment advisory agreement, Brown Capital Management, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.65% of the Fund's first $25 million of average daily net assets and 0.50% of average daily net assets over $25 million.

              Currently, the Fund does not offer its shares for sale in states which require limitations to be placed on its expenses. The Advisor intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to 1.20% of the average daily net assets of the Fund in future years. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion of its fee amounting to $7,596 ($0.05 per share) and has voluntarily agreed to reimburse $23,405 of the Fund's operating expenses for the period ended September 30, 1996.

              The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.25% of the Fund's first $10 million of average daily net assets, 0.20% of the next $40 million of average daily net assets, 0.175% of the next $50 million of average daily net assets, and 0.15% of average daily net assets over $100 million. The Administrator also receives a monthly fee of $1,750 for accounting and recordkeeping services. Additionally, the Administrator charges the Fund for servicing of shareholder accounts and registration of the Fund's shares. The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting and recordkeeping services shall not be less than $3,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

              Certain Trustees and officers of the Trust are also officers of the Advisor, the Distributor or the Administrator.

                                                                    (Continued)

                    THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                         NOTES TO FINANCIAL STATEMENTS

                               September 30, 1996
                                  (Unaudited)


              At September 30, 1996, officers of the Advisor held 10,777 shares or 6.78% of the Fund shares outstanding.


NOTE 3 - PURCHASES AND SALES OF INVESTMENTS

              Purchases and sales of investments, other than short-term investments, aggregated $868,974 and $258,827, respectively, for the period ended September 30, 1996.